Life Insurance Operations (Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts) (Detail) - Variable Annuity and Variable Life Insurance Contracts - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ 5,592	¥ 12,984	¥ 10,863	¥ 39,900
Net gains or losses from derivative contracts	(878)	(1,544)	(1,161)	(6,010)
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	(18,353)	(5,533)	(40,285)	(4,670)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	21,525	12,883	47,016	22,111
Changes in the fair value of the reinsurance contracts	314	1,792	733	9,144
Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(15)	16	(38)	39
Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(863)	(1,499)	(1,123)	(5,460)
Options held
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ 0	¥ (61)	¥ 0	¥ (589)